Net Income (Loss) Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Net Income (Loss) Per Share
Summary of company's basic and diluted net income per share

	Three Months Ended March 31,
	2025	2024
Numerator:
Net income (loss)	$(2,687,437)	$(18,437,453)
Dividend	—	(545,359)
Earnings available for common shares/units	$(2,687,437)	$(18,982,812)
Denominator:
Weighted average common shares/units outstanding (basic)	23,198,658	220,025,101
Dilutive effect of potential shares/units	—	—
Weighted average common shares/units outstanding (diluted)	23,198,658	220,025,101
Basic earnings per share/unit	$(0.12)	$(0.09)
Diluted earnings per share/unit	$(0.12)	$(0.09)

	For the Year Ended December 31,
	2024	2023
Numerator:
Net loss	$(23,065,795)	$(35,532,791)
Dividend	(2,260,287)	(2,082,277)
Earnings available for common units	$(25,326,082)	$(37,615,068)
Denominator:
Weighted average common units outstanding (basic)	312,324,651	188,579,085
Dilutive effect of potential membership units	—	—
Weighted average common units outstanding (diluted)	312,324,651	188,579,085
Basic earnings per unit	$(0.08)	$(0.20)
Diluted earnings per unit	$(0.08)	$(0.20)